Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 323	$ 167	$ 213
Intangible assets gross, Ending balance	298	323	167
Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	822	574	570
Additions during the period	19	17	9
Acquisition through business combination (Refer Note 2.10)	35	232
Translation differences	34	(1)	(5)
Intangible assets gross, Ending balance	910	822	574
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(499)	(407)	(357)
Amortization expense	(101)	(91)	(52)
Translation differences	(12)	(1)	2
Intangible assets gross, Ending balance	(612)	(499)	(407)
Customer related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	235	85	111
Intangible assets gross, Ending balance	$ 204	$ 235	$ 85
Customer related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	1 year	1 year	1 year
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Customer related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	15 years	15 years	15 years
Estimated Remaining Useful Life (in years)	9 years	9 years	10 years
Customer related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 516	$ 304	$ 307
Acquisition through business combination (Refer Note 2.10)	26	212
Translation differences	25		(3)
Intangible assets gross, Ending balance	567	516	304
Customer related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(281)	(219)	(196)
Amortization expense	(71)	(62)	(24)
Translation differences	(11)		1
Intangible assets gross, Ending balance	(363)	(281)	(219)
Software related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	48	41	42
Intangible assets gross, Ending balance	$ 58	$ 48	$ 41
Software related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Software related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	4 years	4 years	5 years
Software related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 151	$ 134	$ 127
Additions during the period	19	17	9
Translation differences	6		(2)
Intangible assets gross, Ending balance	176	151	134
Software related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(103)	(93)	(85)
Amortization expense	(14)	(10)	(9)
Translation differences	(1)		1
Intangible assets gross, Ending balance	(118)	(103)	(93)
Marketing Related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	26	14	18
Intangible assets gross, Ending balance	$ 23	$ 26	$ 14
Marketing Related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Marketing Related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10 years	10 years	10 years
Estimated Remaining Useful Life (in years)	5 years	6 years	6 years
Marketing Related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 61	$ 42	$ 42
Acquisition through business combination (Refer Note 2.10)	2	20
Translation differences	2	(1)
Intangible assets gross, Ending balance	65	61	42
Marketing Related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(35)	(28)	(24)
Amortization expense	(7)	(6)	(4)
Translation differences		(1)
Intangible assets gross, Ending balance	(42)	(35)	(28)
Others
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	14	27	42
Intangible assets gross, Ending balance	$ 13	$ 14	$ 27
Others | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years	3 years	3 years
Estimated Remaining Useful Life (in years)	1 year	1 year	1 year
Others | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	7 years	7 years	7 years
Estimated Remaining Useful Life (in years)	2 years	3 years	4 years
Others | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 94	$ 94	$ 94
Acquisition through business combination (Refer Note 2.10)	7
Translation differences	1
Intangible assets gross, Ending balance	102	94	94
Others | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(80)	(67)	(52)
Amortization expense	(9)	(13)	(15)
Intangible assets gross, Ending balance	$ (89)	$ (80)	$ (67)